SCHEDULE OF PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 1,240,529	$ 1,106,608	$ 955,461
Less: accumulated depreciation	(381,031)	(312,631)	(370,442)
Plant and equipment, net	859,498	793,977	585,019
Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	72,821	71,642	67,247
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	1,139,978	1,020,893	868,743
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 27,730	$ 14,073	$ 19,471